UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:

           Dreyfus Investment Portfolios
           200 Park Avenue
           New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.       Investment Company Act File Number: 811-08673

         Securities Act File Number: 333-47011

4(a).    Last day of fiscal year for which this notice is filed:

                  December 31, 2000

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
      Form.

CORE BOND PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $16,802,971
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 4,985,468
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$4,985,468
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 11,817,503
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if                             $( )
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(I)]:                                                                       ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 2,954.38
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$ 2,954.38
                                                                                                           =============
 CORE BOND PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $   500
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $   -0-
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased during any PRIOR               $ -0-
                     fiscal year ending no earlier than October 11, 1995 that were not                    ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is                                                                         $( )
                     less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:                            ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   .13
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                                                          =$  .13
                                                                                                           =============

CORE VALUE PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $15,147,624
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $8,233,492
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $  -0-
                     October 11, 1995 that were not                                                        ---------------
                     previously used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$8,223,492
                                                                                                           --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $6,914,132
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is  less than Item 5(iv) [subtract Item 5(iv)                              $( )
                     from Item 5(I)]:                                                                       ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$  1,728.53
                     fee is due):                                                                           ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$1,728.53
                                                                                                          =============
CORE VALUE PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal                            $ 500
                     year pursuant to section 24(f):                                                       ---------------

               (ii)  Aggregate price of securities redeemed or repurchased
                     during the fiscal                                                                    $  -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $    500
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$    .13
                     fee is due):                                                                           ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$   .13
                                                                                                         =============
EMERGING LEADERS PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal                            $4,381,221
                     year pursuant to section 24(f):                                                      ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $1,356,378
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 1,356,378
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 3,024,843
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                       ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 756.21
                     fee is due):                                                                           ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$756.21
                                                                                                          =============

EMERGING LEADERS PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $    -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $  500
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ .13
                     fee is due):                                                                           ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$   .13
                                                                                                          =============


EMERGING MARKETS PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $2,075,773
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $1,260,453
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$1,260,453
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)              $  815,320
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 203.83
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$ 203.83
                                                                                                           =============

EMERGING MARKETS PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $   -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 500
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ .13
                     fee is due):                                                                          ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$  .13
                                                                                                          =============
EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $110,126,291
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 84,747,748
                     year:                                                                                  ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0
                     October 11, 1995 that were not previously                                             ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 84,747,748
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 25,378,543
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                      ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 6,344.64
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$ 6,344.64
                                                                                                          =============
EUROPEAN EQUITY PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $  -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    -0-
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $   500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                            --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ .13
                     fee is due):                                                                          ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                          =$       .13
                                                                                                           ============

FOUNDERS DISCOVERY PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $17,985,327
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 2,854,260
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR  fiscal year ending no earlier than                                 $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 2,854,260
                                                                                                           --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 15,131,067
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x  .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 3,782.77
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                          =$ 3,782.77
                                                                                                          =============
FOUNDERS DISCOVERY PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $  500
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $   -0-
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $  500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ .13
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                                                          =$ .13
                                                                                                          =============

FOUNDERS GROWTH PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $34,720,950
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $5,291,644
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  5,291,644
                                                                                                           --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 29,429,306
                     from Item 5(i)]:                                                                      ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 7,357.33
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                          =$7,357.33
                                                                                                          =============

FOUNDERS GROWTH PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $   250
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $    -0-
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $    250
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$    .06
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$  .06
                                                                                                          =============


FOUNDERS INTERNATIONAL EQUITY PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $13,637,226
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 4,108,009
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 4,108,009
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 9,529,217
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 2,382.30
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ 2,382.30
                                                                                                          =============
FOUNDERS INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $   500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $    -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$     .13
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$  .13
                                                                                                          =============



FOUNDERS PASSPORT PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $ 48,181,197
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 22,746,435
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$  22,746,435
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $  25,434,762
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 6,358.69
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ 6,358.69
                                                                                                          =============
FOUNDERS PASSPORT PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $   500
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $    -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $   500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$    .13
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ .13
                                                                                                          =============


JAPAN PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $1,741,228
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $1,208,578
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 1,208,578
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $   532,650
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 133.16
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$133.16
                                                                                                          =============

JAPAN PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $500
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $   -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $   500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is $( ) less than Item 5(iv) [subtract Item 5(iv)                          $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   .13
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ .13
                                                                                                          =============



MIDCAP STOCK PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $71,598,931
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $ 10,274,545
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$10,274,545
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $61,324,386
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 15,331.10
                     fee is due):                                                                           ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ 15,331.10
                                                                                                          =============

MIDCAP STOCK PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $   500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $     -0-
                     year:                                                                                 ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$   -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $  500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$   .13
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                           =$   .13
                                                                                                          =============
TECHNOLOGY GROWTH PORTFOLIO - INITIAL SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $154,608,897
                     to section 24(f):                                                                     ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $14,540,419
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$ 14,540,419
                                                                                                            --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 140,068,478
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$ 35,017.12
                     fee is due):                                                                         ==============




6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$ 35,017.12
                                                                                                          =============
TECHNOLOGY GROWTH PORTFOLIO - SERVICE SHARES
5.       Calculation of registration fee:

                (I)  Aggregate sale price of securities sold during the fiscal year pursuant              $500
                     to section 24(f):                                                                    ---------------

               (ii)  Aggregate price of securities redeemed or repurchased during the fiscal              $    -0-
                     year:                                                                                ---------------

              (iii)  Aggregate price of securities redeemed or repurchased
                     during any PRIOR fiscal year ending no earlier than                                  $ -0-
                     October 11, 1995 that were not previously                                            ---------------
                     used to reduce registration fees payable to the Commission:

               (iv)  Total available redemption credits [add Items 5(ii) and 5(iii):                      -$    -0-
                                                                                                          --------------
                (v)  Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv)             $ 500
                     from Item 5(i)]:                                                                     ---------------


               (vi)  Redemption credits available for use in future years -- if
                     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)                               $( )
                     from Item 5(I)]:                                                                     ---------------

              (vii)  Multiplier for determining registration fee (See Instruction C.9):                   x   .000250
                                                                                                          --------------

             (viii)  Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if no             =$    .13
                     fee is due):                                                                         ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                                                          +$   N/A
                                                                                                          -------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                          =$       .13
                                                                                                          =============

TOTAL FOR ALL:                                                                                            =$  82,351.55
                                                                                                           =============

9.       Date the registration fee and interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:


                                    [  X  ]  Wire Transfer
                                    [     ]  Mail or other means



                                   SIGNATURES


         This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



         By (Signature and Title)*

                                                     /s/Jeff Prusnofsky, Assistant Secretary


         Date: March 28, 2001


* Please print the name and title of the signing officer below the signature.

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